TEKLA HEALTHCARE INVESTORS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020

SHARES		VALUE
	CONVERTIBLE PREFERRED AND WARRANTS (Restricted)(a) (b) - 4.8% of Net Assets
	Biotechnology – 4.1%
326,667	Amphivena Therapeutics, Inc. Series B, 6.00%	$4,900,001
525,972	Amphivena Therapeutics, Inc. Series C, 6.00%	1,887,315
1,979,443	Arkuda Therapeutics, Inc. Series A, 6.00% (c)	4,709,095
968,076	Decipher Biosciences, Inc. Series II, 8.00%	4,520,915
962,412	Decipher Biosciences, Inc. Series III, 8.00%	4,494,464
74,428	Decipher Biosciences, Inc. Series IV, 8.00%	347,579
235,627	Dynacure Series C (d)	6,108,256
1,437,500	Hotspot Therapeutics, Inc. Series B, 6.00%	3,450,000
7,187,500	Invetx, Inc. Series A (c)	3,450,000
277,444	Oculis SA, Series B2, 6.00%, (d)	2,609,282
93,333	Priothera Ltd. Series A, 6.00% (c)	1,140,203
2,692,309	Rainier Therapeutics, Inc. Series A, 6.00%	269
1,559,715	Rainier Therapeutics, Inc. Series B, 6.00%	156
4,963,028	Rallybio Holdings, LLC Series B	6,900,098
694,564	Vectivbio Holding AG Series A1 , 6.00%	679,284
767,932	Vectivbio Holding AG Series A2, 6.00%	883,890
		46,080,807
	Health Care Equipment & Supplies – 0.1%
362,887	IO Light Holdings, Inc. Series A2, 8.00%	1,397,369
	Pharmaceuticals – 0.6%
6,346,328	Curasen Therapeutics, Inc. Series A	7,000,000

	TOTAL CONVERTIBLE PREFERRED AND WARRANTS (Cost $52,895,641)	54,478,176

PRINCIPAL AMOUNT
	CONVERTIBLE NOTES (Restricted) (b) - 0.1% of Net Assets
	Biotechnology – 0.1%
$1,522,783	Rainier Therapeutics, Inc. Promissory Notes, 8.00% due 03/31/21	680,926
	TOTAL CONVERTIBLE NOTES (Cost $1,522,801)	680,926

SHARES
	COMMON STOCKS AND WARRANTS - 93.1% of Net Assets
	Biotechnology – 58.5%
66,802	AbbVie, Inc.	7,157,834
119,074	AC Immune SA (a) (d)	615,613
220,013	ACADIA Pharmaceuticals, Inc. (a)	11,761,895
183,707	Affimed N.V. (a) (d)	1,069,175
236,037	Alexion Pharmaceuticals, Inc. (a)	36,878,421
109,838	Alkermes plc (a)	2,191,268
87,795	Allakos, Inc. (a)	12,291,300
32,954	Allogene Therapeutics, Inc. (a)	831,759

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA HEALTHCARE INVESTORS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020

(Unaudited,continued)

SHARES		VALUE
	Biotechnology – continued
106,462	Alnylam Pharmaceuticals, Inc. (a)	$13,836,866
557,618	Amarin Corp. plc (a) (e)	2,726,752
200,046	Amgen, Inc.	45,994,576
256,431	Amicus Therapeutics, Inc. (a)	5,920,992
113,906	Apellis Pharmaceuticals, Inc. (a)	6,515,423
167,685	Arena Pharmaceuticals, Inc. (a)	12,883,239
29,426	Argenx SE (a) (e)	8,653,892
80,720	Arrowhead Pharmaceuticals, Inc. (a)	6,193,646
61,747	Ascendis Pharma A/S (a) (e)	10,298,165
117,638	Atreca, Inc. (a)	1,899,854
28,280	BeiGene Ltd. (a) (e)	7,307,269
129,093	Biogen, Inc. (a)	31,609,712
194,727	BioMarin Pharmaceutical, Inc. (a)	17,075,611
77,169	Blueprint Medicines Corp. (a)	8,654,503
90,668	ChemoCentryx, Inc. (a)	5,614,163
368,960	Cogent Biosciences, Inc. (a)	4,143,421
259,171	Corbus Pharmaceuticals Holdings, Inc. (a)	323,964
52,574	CRISPR Therapeutics AG (a) (d)	8,049,605
55,466	CymaBay Therapeutics, Inc. (a)	318,375
42,334	Deciphera Pharmaceuticals, Inc. (a)	2,416,001
49,666	Denali Therapeutics, Inc. (a)	4,160,024
46,619	Dicerna Pharmaceuticals, Inc. (a)	1,027,017
13,882	Eidos Therapeutics, Inc. (a)	1,826,594
26,244	Esperion Therapeutics, Inc. (a)	682,344
42,659	Exact Sciences Corp. (a)	5,651,891
556,413	Exelixis, Inc. (a)	11,167,209
85,196	Fate Therapeutics, Inc. (a)	7,746,872
126,349	FibroGen, Inc. (a)	4,686,284
96,639	Forma Therapeutics Holdings, Inc. (a)	3,372,701
343,809	Galera Therapeutics, Inc. (a)	3,517,166
228,709	Genmab A/S (a) (e)	9,299,308
722,509	Gilead Sciences, Inc.	42,093,374
286,289	Gritstone Oncology, Inc. (a)	1,127,979
73,053	Harpoon Therapeutics, Inc. (a)	1,213,410
39,444	Incyte Corp. (a)	3,430,839
61,149	Insmed, Inc. (a)	2,035,650
33,437	Intercept Pharmaceuticals, Inc. (a)	825,894
118,058	Ionis Pharmaceuticals, Inc. (a)	6,674,999
170,056	Iovance Biotherapeutics, Inc. (a)	7,890,598
490,145	Kadmon Holdings, Inc. (a)	2,034,102
56,773	Karuna Therapeutics, Inc. (a)	5,767,569
65,743	Karyopharm Therapeutics Inc. (a)	1,017,702
178,314	Kura Oncology, Inc. (a)	5,823,735
78,290	Magenta Therapeutics, Inc. (a)	613,794
148,958	Moderna, Inc. (a)	15,561,642
103,609	Molecular Templates, Inc. (a)	972,888
108,120	Nektar Therapeutics (a)	1,838,040
197,312	Neurocrine Biosciences, Inc. (a)	18,912,355

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA HEALTHCARE INVESTORS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020

(Unaudited,continued)

SHARES		VALUE
	Biotechnology – continued
103,950	NexGel, Inc.(a) (b)	322
44,553	Novavax, Inc. (a)	4,968,105
316,238	NuCana plc (a) (e)	1,419,909
260,913	Ovid Therapeutics, Inc. (a)	602,709
848,209	Pieris Pharmaceuticals, Inc. (a)	2,120,522
54,790	Pieris Pharmaceuticals, Inc., Series A Warrants (expiration 06/08/21, exercise price $3.00) (a) (b)	17,533
27,394	Pieris Pharmaceuticals, Inc., Series B Warrants (expiration 06/08/21, exercise price $2.00) (a) (b)	18,628
51,406	Praxis Precision Medicines, Inc. (a)	2,828,358
94,784	Regeneron Pharmaceuticals, Inc. (a)	45,791,098
100,790	Sage Therapeutics, Inc. (a)	8,719,343
141,601	Sarepta Therapeutics, Inc. (a)	24,141,554
78,602	Scholar Rock Holding Corp. (a)	3,814,555
189,338	Seagen, Inc. (a)	33,160,657
489,532	Sutro Biopharma, Inc. (a)	10,627,740
91,345	TG Therapeutics, Inc. (a)	4,751,767
569,209	Trillium Therapeutics, Inc. (a) (d)	8,373,064
67,710	Ultragenyx Pharmaceutical, Inc. (a)	9,373,095
82,238	uniQure N.V. (a) (d)	2,971,259
43,002	United Therapeutics Corp. (a)	6,527,274
875,000	Vectivbio Holding AG (Restricted) (a) (b)	691,250
157,078	Vertex Pharmaceuticals, Inc. (a)	37,123,815
74,157	Xencor, Inc. (a)	3,235,470
52,706	Y-mAbs Therapeutics, Inc. (a)	2,609,474
26,021	Zai Lab Ltd. (a) (e)	3,521,682
27,926	Zymeworks, Inc. (a) (d)	1,319,783
		662,934,240
	Drug Discovery Technologies (a)– 0.1%
117,030	ImmunoGen, Inc.	754,843
	Health Care Equipment & Supplies – 8.1%
47,543	Abbott Laboratories	5,205,483
2,616	ABIOMED, Inc. (a)	848,107
58,077	Axonics Modulation Technologies, Inc. (a)	2,899,204
13,209	Becton, Dickinson and Co.	3,305,156
160,000	Cercacor Laboratories, Inc. (Restricted) (a) (b)	2,110,407
65,628	DENTSPLY Sirona, Inc.	3,436,282
23,210	DexCom, Inc. (a)	8,581,201
24,669	Edwards Lifesciences Corp. (a)	2,250,553
81,803	Guardant Health, Inc. (a)	10,542,771
10,945	Hologic, Inc. (a)	797,124
6,736	IDEXX Laboratories, Inc. (a)	3,367,124
11,476	Inogen, Inc. (a)	512,748
95,213	Medtronic plc	11,153,251
54,132	NovoCure Ltd. (a)	9,367,001
44,687	STERIS plc	8,469,974

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA HEALTHCARE INVESTORS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020

(Unaudited, continued)

SHARES		VALUE
	Health Care Equipment & Supplies – continued
34,067	Stryker Corp.	$8,347,778
69,687	Zimmer Biomet Holdings, Inc.	10,738,070
		91,932,234
	Health Care Providers & Services – 2.7%
17,832	Addus HomeCare Corp. (a)	2,087,949
4,406	Amedisys, Inc. (a)	1,292,412
262	Anthem, Inc.	84,126
3,527	Charles River Laboratories International, Inc. (a)	881,256
19,058	Cigna Corp.	3,967,494
34,995	HCA Healthcare, Inc.	5,755,278
11,647	Humana, Inc.	4,778,415
222,222	InnovaCare, Inc. Escrow Shares (Restricted) (a) (b)	158,244
13,049	Medpace Holdings, Inc. (a)	1,816,421
3,167	Molina Healthcare, Inc. (a)	673,557
107,595	Owens & Minor, Inc	2,910,445
16,807	UnitedHealth Group, Inc.	5,893,879
		30,299,476
	Health Care Technology (a)– 0.4%
22,814	Teladoc Health, Inc.	4,561,887
	Healthcare Services (a)– 1.0%
12,556	Laboratory Corporation of America Holdings	2,555,774
132,764	Syneos Health, Inc.	9,045,211
		11,600,985
	Life Sciences Tools & Services – 8.9%
180,760	Adaptive Biotechnologies Corp. (a)	10,688,339
27,569	Bio-Techne Corp.	8,754,536
137,115	Illumina, Inc. (a)	50,732,550
10,514	PerkinElmer, Inc.	1,508,759
97,365	PRA Health Sciences, Inc. (a)	12,213,466
16,927	Thermo Fisher Scientific, Inc.	7,884,258
37,005	Waters Corp. (a)	9,155,777
		100,937,685
	Medical Devices and Diagnostics – 1.7%
116	Align Technology, Inc. (a)	61,988
24,181	Danaher Corp.	5,371,567
1,134	Intuitive Surgical, Inc. (a)	927,725
43,976	Quest Diagnostics, Inc.	5,240,620
34,946	ResMed, Inc.	7,428,122
		19,030,022
	Pharmaceuticals – 11.5%
46,285	Aerie Pharmaceuticals, Inc. (a)	625,310
38,840	Arvinas, Inc. (a)	3,298,681
204,125	Aurinia Pharmaceuticals, Inc. (a) (d)	2,823,049
21,807	Axsome Therapeutics, Inc. (a)	1,776,616

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA HEALTHCARE INVESTORS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020

(Unaudited,continued)

SHARES		VALUE
	Pharmaceuticals – continued
232,968	Bristol-Myers Squibb Co.	14,451,005
798,651	Bristol-Myers Squibb Co., CVR 03/31/21 (a) (f)	551,149
39,129	Eli Lilly & Co.	6,606,540
465,507	Endo International plc (a) (d)	3,342,340
90,598	Heron Therapeutics, Inc. (a)	1,917,507
245,584	Horizon Therapeutics plc (a)	17,964,470
247,296	Intra-Cellular Therapies, Inc. (a)	7,864,013
18,800	IQVIA Holdings, Inc. (a)	3,368,396
42,253	Jazz Pharmaceuticals plc (a) (d)	6,973,858
36,231	Johnson & Johnson	5,702,035
9,280	Madrigal Pharmaceuticals, Inc. (a)	1,031,658
32,830	McKesson Corp.	5,709,794
37,175	Merck & Co., Inc.	3,040,915
175,816	Milestone Pharmaceuticals, Inc. (a) (d)	1,177,967
55,093	Mirati Therapeutics, Inc. (a)	12,100,626
7,050	Perrigo Co. plc	315,276
25,779	Reata Pharmaceuticals, Inc. (a)	3,186,800
146,952	Revance Therapeutics, Inc. (a)	4,164,620
79,790	Spectrum Pharmaceuticals, Inc. (a)	272,084
28,747	Tetraphase Pharmaceuticals, Inc. CVR (a) (f)	5,749
291,666	Teva Pharmaceutical Industries Ltd. (a) (e)	2,814,577
314,655	Theravance Biopharma, Inc. (a) (d)	5,591,419
78,303	Turning Point Therapeutics, Inc. (a)	9,541,221
379,103	VYNE Therapeutics, Inc. (a)	598,983
12,377	Zoetis, Inc.	2,048,393
51,696	Zogenix, Inc. (a)	1,033,403
		129,898,454
	Special Purpose Acquisition Company – 0.2%
171,597	Helix Acquisition Corp. (a)	1,858,396
	TOTAL COMMON STOCKS AND WARRANTS (Cost $750,618,943)	1,053,808,222

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENT – 0.9% of Net Assets
$10,642,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $10,642,000, 0.00%, dated 12/31/20, due 01/04/21 (collateralized by U.S. Treasury Note 2.38%, due 03/15/22, market value $10,854,935)	10,642,000
	TOTAL SHORT-TERM INVESTMENT (Cost $10,642,000)	10,642,000

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA HEALTHCARE INVESTORS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020

(Unaudited,continued)

	TOTAL INVESTMENTS BEFORE MILESTONE INTEREST - 98.9% (Cost $815,679,385)	$1,119,609,324

INTERESTS
	MILESTONE INTERESTS (Restricted)(a) (b) - 1.3% of Net Assets
	Biotechnology – 0.3%
1	Therachon Milestone Interest	3,525,204

	Health Care Equipment & Supplies – 0.0%
1	Therox Milestone Interest	2,590

	Pharmaceuticals – 1.0%
1	Afferent Milestone Interest	654,677
1	Ethismos Research Milestone Interest	0
1	Impact Biomedicines Milestone Interest	4,981,499
1	Neurovance Milestone Interest	5,718,034
		11,354,210
	TOTAL MILESTONE INTERESTS (Cost $8,580,928)	14,882,004

NUMBER OF CONTRACTS (100 SHARES EACH)/NOTIONAL AMOUNT ($)
	CALL OPTION CONTRACTS PURCHASED - 0.0% of Net Assets
190/6,650,000	Biogen, Inc. Mar21 350 Call	100,700
	TOTAL CALL OPTION CONTRACTS PURCHASED (Premiums paid $378,488)	100,700
	TOTAL INVESTMENTS - 100.2% (Cost $824,638,801)	1,134,592,028
	OTHER LIABILITIES IN EXCESS OF ASSETS - (0.2)%	(2,525,010)
	NET ASSETS - 100%	$1,132,067,018

(a)	Non-income producing security.
(b)	Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.
(c)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $9,299,298).
(d)	Foreign security.
(e)	American Depository Receipt
(f)	Contingent Value Right

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Investors

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern Time. The Board of Trustees of the Fund (the Trustees) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by the Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this schedule of investments.

Federal Income Tax Cost

At December 31, 2020, the cost of securities for Federal income tax purposes was $824,638,914. The net unrealized gain on securities held by the Fund was $309,953,114, including gross unrealized gain of $366,622,046 and gross unrealized loss of $56,668,932.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions involving such companies during the period ended December 31, 2020 were as follows:

Tekla Healthcare Investors

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

(Unaudited, continued)

Affiliated Companies	Beginning Value as of September 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sale of Affiliated Companies	Change in Unrealized Appreciation/ Depreciation	Ending Value as of December 31, 2020
Arkuda Therapeutics,Inc.	$4,709,095	$-	$-	$-	$-	$4,709,095
Invetx, Inc.	$3,450,000	$-	$-	$-	$-	$3,450,000
Priothera Ltd.	$0	$1,098,203	$-	$-	$42,000	$1,140,203
	$8,159,095	$1,098,203	$-	$-	$42,000	$9,299,298

Affiliated Companies	Shares as of December 31, 2020	Principal Amount as of December 31, 2020	Dividend/ Interest Income from Affiliated Companies	Capital Gain Distributions from Affiliated Companies
Arkuda Therapeutics, Inc.	1,979,443	$-	$-	$-
Invetx, Inc.	7,187,500	$-	$-	$-
Priothera Ltd.	93,333	$-	$-	$-
	9,260,276	$-	$-	$-

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Preferred And Warrants
Biotechnology	$-	$-	$46,080,807	$46,080,807
Health Care Equipment & Supplies	-	-	1,397,369	1,397,369
Pharmaceuticals	-	-	7,000,000	7,000,000
Convertible Notes
Biotechnology	-	-	680,926	680,926
Common Stocks And Warrants
Biotechnology	662,206,507	-	727,733	662,934,240
Drug Discovery Technologies	754,843	-	-	754,843
Health Care Equipment & Supplies	89,821,827	-	2,110,407	91,932,234
Health Care Providers & Services	30,141,232	-	158,244	30,299,476
Health Care Technology	4,561,887	-	-	4,561,887
Healthcare Services	11,600,985	-	-	11,600,985
Life Sciences Tools & Services	100,937,685	-	-	100,937,685
Medical Devices And Diagnostics	19,030,022	-	-	19,030,022
Pharmaceuticals	129,892,705	5,749	-	129,898,454
Special Purpose Acquisition Company	1,858,396	-	-	1,858,396
Short-term Investment	-	10,642,000	-	10,642,000
Milestone Interests
Biotechnology	-	-	3,525,204	3,525,204
Health Care Equipment & Supplies	-	-	2,590	2,590
Pharmaceuticals	-	-	11,354,210	11,354,210
Other Assets	-	-	213,785	213,785
Total	$1,050,806,089	$10,647,749	$73,251,275	$1,134,705,113
Assets
Options Contracts Purchased	$100,700	$-	$-	$100,700
Total	$100,700	$-	$-	$100,700

Tekla Healthcare Investors

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

(Unaudited, continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Balance as of September 30, 2020	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net Transfers in (out of) Level 3	Balance as of December 31, 2020
Convertible Preferred and Warrants
Biotechnology	$37,238,134	$5,390,790	$3,451,883	$0	$0	$46,080,807
Health Care Equipment & Supplies	1,397,369	0	0	0	0	1,397,369
Pharmaceuticals	7,000,000	0	0	0	0	7,000,000
Convertible Notes
Biotechnology	688,948	(8,022)	0	0	0	680,926
Common Stock and Warrants
Biotechnology	716,501	9,705	1,527	0	0	727,733
Health Care Equipment & Supplies	1,639,061	471,346	0	0	0	2,110,407
Health Care Providers & Services	158,200	44	0	0	0	158,244
Milestone Interests
Biotechnology	3,524,221	983	0	0	0	3,525,204
Health Care Equipment & Supplies	5,110	(2,520)	0	0	0	2,590
Pharmaceuticals	11,347,619	6,591	0	0	0	11,354,210
Other Assets	213,710	0	75	0	0	213,785
	$63,928,873	$5,868,917	$3,453,485	$0	$0	$73,251,275

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2020	$5,868,917

Tekla Healthcare Investors

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

(Unaudited, continued)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at December 31,2020	Valuation Technique	Unobservable Input	Range (Weighted Average)
Common Stock and Warrants	$2,146,568	Income approach, Black-Scholes	Discount for lack of marketability	20.00% (20.00%)
	$158,244	Probability adjusted value	Probability of events Timing of events	20.00% (20.00%) 1.00-3.00 (2.00) years
	$691,572	Market approach	(a)	N/A
Convertible Preferred and Warrants	$172,629	Probability adjusted value	Probability of events Timing of events	20.00% (20.00%) 0.50 (0.50) years
	$22,330,858	Market approach	(a)	N/A
	$31,974,689	Recent transaction	(b)	N/A
Convertible Notes	$680,926	Probability adjusted value	Probability of events Timing of events	0.00%-99.00% (35.30%) 0.25-14.50 (2.46) years
Milestone Interest	$14,882,004	Probability adjusted value	Probability of events Timing of events	10.00%-100.00% (58.24%) 0.25-16.25 (3.62) years
	$0	Market approach	(a)	N/A
Other Assets	$213,785	Probability adjusted value	Probability of events Timing of events	20.00%-90.00% (20.41%) 0.25-6.25 (0.28) years
	$73,251,275

(a)      There is no quantitative information to provide as these methods of measure are investment specific.

(b)     The valuation technique used as a basis to approximate fair value of these investments is based upon subsequent financing rounds.

Private Companies and Other Restricted Securities

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at December 31, 2020. The Fund on its own does not have the right to demand that such securities be registered.

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represented 6.4% of the Fund’s net assets at December 31, 2020.

At December 31, 2020, the Fund had a commitment of $8,051,556 relating to additional investments in three private companies.

Tekla Healthcare Investors

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

(Unaudited, continued)

Security (#)	Acquisition Date		`	Cost	Carrying Value per Unit		Value
Afferent Milestone Interest	07/27/16			$377,701	$654,677.00		$654,677
Amphivena Therapeutics, Inc.
Series B Cvt. Pfd	07/17/17			4,902,852	15.00		4,900,001
Series C Cvt. Pfd	12/10/18			1,887,315	3.59		1,887,315
Arkuda Therapeutics, Inc.
Series A Cvt. Pfd	05/16/19,04/02/20			4,709,095	2.38		4,709,095
Cercacor Laboratories, Inc. Common	03/31/98	†		0	13.19		2,110,407
Curasen Therapeutics, Inc. Series A Cvt. Pfd	09/18/18,01/07/20			7,000,000	1.10		7,000,000
Decipher Biosciences, Inc.
Series II Cvt. Pfd	03/29/19			4,485,560	4.67		4,520,915
Series III Cvt. Pfd	03/29/19			1,014,876	4.67		4,494,464
Series IV Cvt. Pfd	05/14/20			161,588	4.67		347,579
Dynacure Series C Cvt. Pfd	04/21/20			5,609,753	25.92		6,108,256
Ethismos Research Milestone Interest	10/31/17			0	0.00		0
Hotspot Therapeutics, Inc. Series B Cvt. Pfd	04/22/20			3,450,000	2.40		3,450,000
Impact Biomedicines Milestone Interest	07/20/10			0	4,981,499.00		4,981,499
InnovaCare, Inc. Escrow Shares Common	12/21/12	†		143,509	0.71		158,244
Invetx, Inc.Series A Cvt. Pfd	08/06/20			3,450,000	0.48		3,450,000
IO Light Holdings, Inc. Series A2 Cvt. Pfd	04/30/20	†		1,394,759	3.85		1,397,369
Neurovance Milestone Interest	03/30/17	†		4,917,881	5,718,034.00		5,718,034
Oculis SA, Series B2 Cvt. Pfd	01/16/19			2,335,688	9.40		2,609,282
Priothera Ltd. Series A Cvt. Pfd	07/10/20			1,098,203	12.22		1,140,203
Rainier Therapeutics, Inc.
Series A Cvt. Pfd	01/19/16,10/24/16			1,751,520	0.00	††	269
Series B Cvt. Pfd	03/03/17			1,166,879	0.00	††	156
Cvt. Promissory Notes	01/30/19			442,574	0.00		0
Cvt. Promissory Notes	03/28/19			442,575	0.00		0
Cvt. Promissory Notes	07/16/19			510,150	1.07		544,771
Cvt. Promissory Notes	10/07/19			127,502	1.07		136,155
Rallybio Holdings, LLC Series B Cvt. Pfd	03/27/20			6,911,894	1.39		6,900,098
Therachon Milestone Interest	07/01/19			3,277,735	3,525,204.00		3,525,204
Therox Milestone Interest	06/18/19			7,611	2,590.00		2,590
Vectivbio Holding AG
Common	07/01/19	†		684,247	0.79		691,250
Series A1 Cvt. Pfd	09/02/20			680,496	0.98		679,284
Series A2 Cvt. Pfd	09/02/20			885,163	1.15		883,890
				$63,827,126			$73,001,007

(#)	See Schedule of Investments and corresponding footnotes for more information on each issuer.
†	Interest received as part of a corporate action for a previously owned security.
††	Carrying value per unit is greater than $0.00 but less than $0.01.